Prepayment for Acquisition (Details) - Sep. 06, 2021 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)	CNY (¥)
Prepayment for Acquisition [Abstract]
Price percentage	51.00%	51.00%
Advertising expense	$ 10.5	¥ 72
Prepaid amount	$ 3.6		¥ 25